Prepayments and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2025
Prepayments and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets, as of June 30, 2024 and 2025, consist of the following:

	As of June 30,
	2024	2025
	RMB	RMB

Receivables from third party payment platforms (i)	94,138	63,509
Prepayments for promotion fees	67,163	43,276
Deposits	5,101	20,356
Receivables from financial institutions security account(ii)	11,972	19,849
Receivables from ESOP platform for share option exercise Proceeds (on behalf of employees)	251	18,145
Prepaid input value-added tax(iii)	12,358	12,671
Prepaid other service fees	21,122	10,186
Prepayments for products procurement	974	6,532
Receivable from an issuer of matured structured notes	58,213	-
Others	4,257	8,375
Total	275,549	202,899

(i)	Receivables from third-party payment platforms represents the considerations received and held by the third-party payment platforms relating to online learning business, pop toy business and consumer business. The Group subsequently transferred the full receivables from the third-party payment platforms to its bank accounts.
(ii)	Receivables from financial institutions security account consists of deposit in financial institutions security account for share repurchase purposes.
(iii)	Prepaid input value-added tax consists of VAT input that is expected to offset with VAT output tax.